Pamela Poland Chen, Esq. To Call Writer Directly: +1 212 341 7825 pamela.chen@kirkland.com	601 Lexington Avenue New York, NY 10022 United States +1 212 446 4800 www.kirkland.com	Facsimile: +1 212 446 4900

May 2, 2025

Via EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Privacore VPC Asset Backed Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of Privacore VPC Asset Backed Credit Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-2 (the “Registration Statement”). The Fund has separately filed a Notification of Registration under the 1940 Act on Form N-8A on the date hereof.

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact the undersigned by telephone at (212) 341-7825 or by email at pamela.chen@kirkland.com if you have any questions.

Sincerely,

/s/ Pamela Poland Chen, Esq.
Pamela Poland Chen, Esq.

cc:	Sandhya Ganapathy, Esq.
Nicole M. Runyan, P.C.
Jason Monfort, Esq.

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